THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                  ON THE FORM 13F FILED ON NOVEMBER 15, 2004
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON MAY 16, 2005


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ---------------------------

Check here if Amendment [X  ]; Amendment Number: 2
                                                ---------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

        /s/ Mark D. Lerner             Baltimore, Maryland            5/16/05
        --------------------------     ------------------------   ------------
                 [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                            -----------------------------

Form 13F Information Table Entry Total:    8
                                           ------------------------------

Form 13F Information Table Value Total:    $160,349
                                            -----------------------------
                                                (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                          FORM 13F INFORMATION TABLE



      COLUMN 1            COLUMN 2           COLUMN 3          COLUMN 4                 COLUMN 5                 COLUMN 6
-------------------   --------------    ----------------   ---------------   ----------------------------   ----------------
                                                                VALUE          SHRS OR     SH/      PUT/        INVESTMENT
   NAME OF ISSUER      TITLE OF CLASS          CUSIP           (x$1000)        PRN AMT     PRN      CALL        DISCRETION
-------------------   --------------    ----------------   ---------------   ----------------------------   ----------------

Banknorth Group Inc.      Common             06646R107          33,740          964,000     SH                    SOLE
-----------------------------------------------------------------------------------------------------------------------------

Hollinger Int'l Inc.      Common             435569108          30,998        1,792,800     SH                    SOLE
-----------------------------------------------------------------------------------------------------------------------------

Loews Corporation         Common             540424108          34,573          591,000     SH                    SOLE
-----------------------------------------------------------------------------------------------------------------------------

Noranda, Inc.             Common             655422103           5,236          300,000     SH                    SOLE
-----------------------------------------------------------------------------------------------------------------------------

Johnson Outdoors Inc.     Common             479167108           1,389           70,495     SH                    SOLE
-----------------------------------------------------------------------------------------------------------------------------

Magna Entert. Corp.       Common             559211107           2,988          548,250     SH                    SOLE
-----------------------------------------------------------------------------------------------------------------------------

Mandalay Resort Grp       Common             562567107          37,695          549,090     SH                    SOLE
-----------------------------------------------------------------------------------------------------------------------------

Mandalay Resort Grp       Common             562567107          13,730          200,000     SH       CALL         SOLE
-----------------------------------------------------------------------------------------------------------------------------





      COLUMN 1              COLUMN 7                       COLUMN 8
-------------------      -------------     ----------------------------------------
                             OTHER                       VOTING AUTHORITY
   NAME OF ISSUER           MANAGERS             SOLE       SHARED        NONE
-------------------      -------------     ----------------------------------------


Banknorth Group Inc.                             SOLE
-----------------------------------------------------------------------------------

Hollinger Int'l Inc.                             SOLE
-----------------------------------------------------------------------------------

Loews Corporation                                SOLE
-----------------------------------------------------------------------------------

Noranda, Inc.                                    SOLE
-----------------------------------------------------------------------------------

Johnson Outdoors Inc.                            SOLE
-----------------------------------------------------------------------------------

Magna Entert. Corp.                              SOLE
-----------------------------------------------------------------------------------

Mandalay Resort Grp                              SOLE
-----------------------------------------------------------------------------------

Mandalay Resort Grp                                                       NONE
-----------------------------------------------------------------------------------